THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON OCTOBER 31, 2001.
AMENDMENT #1 TO THE 6/30/01 13F FILING DATED NOVEMBER 6, 2001
DID NOT INCLUDE THIS STATEMENT.



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
June 30, 2001

Check here is amendment [ X ];   Amendment Number: 2 of 6/30/2001
This Amendment [   ]  is a restatement
			[ x  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA	December 6, 2001




Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $36,533 (thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE









Form 13F Information Table
(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Advanced Fiber  Common  00754A105       525     25,000    Sole   n/a     none
Amlyn Pharm     Common  032346108     2,250    200,000    Sole   n/a     none
Cellegy Pharm   Common  15115L103     1,087    158,000    Sole   n/a     none
Crossworld      Common  22769P109     1,814    585,000    Sole   n/a     none
FuelCell        Common  35952H106     1,385     60,000    Sole   n/a     none
GM Acceptance   Pref    370442774       500     20,000    Sole   n/a     none
Gemstar         Common  36866W106     2,130     50,000    Sole   n/a     none
Aquila          Common  03840J106     1,972     80,000    Sole   n/a     none
I-Many          Common  44973Q103     2,160    160,000    Sole   n/a     none
KV Pharm        Common  482740206       833     30,000    Sole   n/a     none
Martek          Common  572901106     1,710     60,000    Sole   n/a     none
Medix Resources Common  585011109       495    550,000    Sole   n/a     none
Netegrity       Common  64110P107       900     30,000    Sole   n/a     none
Novavax         Common  670002104     8,590    788,100    Sole   n/a     none
Ocular Science  Common  675744106     1,715     67,500    Sole   n/a     none
Cohen & Steers  Common  19247W102       307     20,000    Sole   n/a     none
Regeneration Tc Common  75886N100     3,476    395,000    Sole   n/a     none
Seebeyond       Common  815704101       600     50,000    Sole   n/a     none
Tivo            Common  888706108     1,119    203,500    Sole   n/a     none
Turnstone Sys   Common  900423104       700    100,000    Sole   n/a     none
Utilicorp       Common  918005109       917     30,000    Sole   n/a     none
Verisign        Common  92343E102       900     15,000    Sole   n/a     none
Xilinx          Common  983919101       448     10,872    Sole   n/a     none
                                     36,533